UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06087

Salomon Brothers Series Funds Inc

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

     Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

SALOMON BROTHERS SERIES FUNDS INC

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND

FORM N-Q
MARCH 31, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
Schedule of Investments (unaudited)	March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

BANK NOTE - 2.1%
$ 750,000	Bank of America N.A., 2.91% due 8/3/05	$750,000

CERTIFICATES OF DEPOSIT - 23.0%
750,000	Barclay's Bank Plc, 2.62% due 4/20/05	750,000
700,000	Depfa Bank Plc, 2.90% due 8/2/05	700,000
500,000	Dexia Bank, 2.65% due 4/28/05	500,000
750,000	Fortis Bank, 2.86% due 6/2/05	750,000
750,000	HSBC Bank U.S.A. N.A., 2.71% due 5/9/05	750,008
750,000	Lloyds TSB Bank Plc, 2.625% due 4/21/05	749,994
750,000	Nordea Bank Finland Plc, 2.63% due 5/11/05	750,000
750,000	Royal Bank of Scotland Plc, 2.79% due 5/3/05	750,007
750,000	UBS AG, 2.65% due 4/18/05	750,000
750,000	Unicredito Italiano, 2.62% due 4/18/05	749,991
1,000,000	Wells Fargo Bank N.A., 2.78% due 4/4/05	999,999

	TOTAL CERTIFICATES OF DEPOSIT	8,199,999

COMMERCIAL PAPER - 52.2%
750,000	Aquinas Funding LLC, Credit Enhanced by Rabobank, 2.88% due 8/3/05 (a)	742,560
750,000	Atomium Funding Corp., Credit Enhanced by KBC Bank N.V., 2.63% due 4/4/05 (a)	749,836
750,000	Barton Capital Corp., Credit Enhanced by Societe Generale, 2.89% due 8/1/05 (a)	742,655
950,000	Bryant Park Funding LLC, Credit Enhanced by HSBC Bank U.S.A., 2.81% due 4/25/05 (a)	948,220
750,000	Cancara Asset Securitization Ltd., Credit Enhanced by Lloyds TSB Bank Plc, 2.69% due 4/4/05 (a)	749,832
750,000	Chesham Finance LLC, Credit Enhanced by BSN Holdings, 2.74% due 4/8/05 (a)	749,600
750,000	Concord Minutemen Capital Co. LLC, Credit Enhanced by Liberty Hampshire, 2.55% due 4/6/05 (a)	749,734
750,000	Crown Point Capital Co. LLC, Credit Enhanced by Liberty Hampshire, 2.88% due 6/8/05 (a)	745,920
750,000	Ebury Finance Ltd., 2.80% due 4/18/05 (a)	749,008
750,000	Edison Asset Securitization LLC, Credit Enhanced by GE Capital Corp., 2.88% due 6/7/05 (a)	745,980
1,000,000	Fenway Funding LLC, 2.85% due 4/29/05 (a)	997,783
750,000	Ford Credit Floorplan Master Owner Trust A (Motown Notes), Series 2002-1, 2.88% due 6/1/05 (a)	746,340
1,000,000	Fountain Square Commercial Funding Corp., Credit Enhanced by Fifth Third Bank,
	2.87% due 5/17/05 (a)	996,333
1,000,000	Georgetown Funding Co., LLC, 2.85% due 5/5/05 (a)	997,308
750,000	Giro Balanced Funding Corp., Credit Enhanced by Bayerische Landesbank, 2.76% due 4/12/05 (a)	749,368
750,000	Main Street Warehouse Funding Trust, Credit Enhanced by Ameriquest, 2.74% due 4/6/05 (a)	749,715
750,000	Monument Gardens Funding LLC, Credit Enhanced by Rabobank, 2.66% due 4/25/05 (a)	748,670
750,000	Nieuw Amsterdam Receivables Corp., Credit Enhanced by Rabobank, 2.64% due 4/4/05 (a)	749,835
750,000	Park Granada LLC, Credit Enhanced by Countrywide, 2.74% due 4/11/05 (a)	749,429
1,000,000	Park Sienna LLC, Credit Enhanced by Countrywide, 2.84% due 4/5/05 (a)	999,684
750,000	Perry Global Funding LLC, Credit Enhanced by Bank of America N.A., 2.65% due 4/14/05 (a)	749,282
1,000,000	Tulip Funding Corp., Credit Enhanced by ABN Amro, 2.83% due 4/29/05 (a)	997,799
750,000	Wal-Mart Funding Corp., 2.64% due 4/20/05 (a)	748,955

	TOTAL COMMERCIAL PAPER	18,653,846

DISCOUNT NOTES - 1.4%
500,000	Federal National Mortgage Association, 3.56% due 3/17/06	482,694

MEDIUM-TERM NOTES - 8.4%
1,000,000	Credit Suisse First Boston, 2.83% due 4/20/05 (b)	1,000,000
1,000,000	Stanfield Victoria Funding LLC, 2.81% due 4/25/05 (a)(b)	999,800
1,000,000	White Pine Finance LLC, 2.81% due 6/23/05 (a)(b)	999,931

	TOTAL MEDIUM-TERM NOTES	2,999,731

MUNICIPAL NOTES - 5.6%
	New York State Housing Finance Agency Revenue, VRDO (c):
1,000,000	East 39th Street Housing, Series B, Credit Enhanced by FNMA, 2.85% due 4/6/05	1,000,000
1,000,000	Tribeca, Series B, Credit Enhanced by FNMA, 2.85% due 4/6/05	1,000,000

	TOTAL MUNICIPAL NOTES	2,000,000

See Notes to Schedule of Investments.

1

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT - 7.4%
$ 2,653,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC,
	2.84% due 4/1/05; Proceeds at maturity - $2,653,209; (Fully collateralized by various U.S. government
	agencies obligations, and International Bank for Reconstruction and Development Notes and Bonds,
	0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $2,706,060)	$2,653,000

	TOTAL INVESTMENTS - 100.1% (Cost - $35,739,270*)	35,739,270
	Liabilities in Excess of Other Assets (0.1)%	(21,430)

	TOTAL NET ASSETS - 100.0%	$35,717,840

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown reflects rate in effect at March 31, 2005 on instrument with variable coupon rates.

(c)	For VRDO's and Put Bonds, the maturity date shown is the date of the next interest rate change.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FNMA - Federal National Mortgage Association
VRDO - Variable Rate Demand Obligation

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments

1. Organization and Significant Accounting Policies

Salomon Brothers Institutional Money Market Fund (“Fund”) is a separate investment fund of the Salomon Brothers Series Fund; a Maryland Corporation, is registered under the Investment Company Act of 1940 as amended ("1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005
By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	May 27, 2005